3. Credit card payable (Quarterly) (Quarterly Report [Member])	3 Months Ended
Mar. 31, 2014
Quarterly Report [Member]
3. Credit card payable

note 3 – credit card payable

The Company has a revolving credit with American Express for short-term working capital. The credit card balance at March 31, 2014 and 2013 totaled $35,829 and $0, respectively. The card was issued in June 2013.